Terms of Interest Rate Swap Agreement (Detail) (PNC Bank, Interest Rate Swap, USD $) In Millions, unless otherwise specified	1 Months Ended
May 31, 2008
Derivative [Line Items]
Notional amount	$ 10.0
Trade date	May 01, 2008
Effective date	Jun. 17, 2008
Termination date	Jun. 17, 2013
Fixed rate payer	New Hampshire Thrift Bancshares, Inc.
Fixed rate	6.65%
Floating rate payer	PNC Bank
Index	Three month LIBOR
Fixed Rate Debt
Derivative [Line Items]
Payment dates	Quarterly
Floating Rate Debt
Derivative [Line Items]
Payment dates	Quarterly